GOODWILL AND INTANGIBLE ASSETS, NET, Significant Estimates Used by Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Goodwill impairment charges	€ 0	€ 0	€ 0
Significant Estimates Used by Management [Abstract]
Year of cash flows before terminal value	4 years	4 years	5 years
Risk-adjusted post-tax discount rate	15.00%	15.00%	12.00%
Percentage of excess of fair value over carrying amount	300.00%	400.00%	200.00%